Share-based Compensation Expense (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 18,290,000	$ 636,000	$ 3,599,000	$ 12,000	$ 10,367,000
Cost of revenue
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	2,709,000	2,000	153,000		1,086,000
Research and development
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	6,378,000	32,000	542,000	8,000	4,692,000
Sales and marketing
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	5,692,000	86,000	893,000	2,000	2,377,000
General and administrative
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 3,511,000	$ 516,000	$ 2,011,000	$ 2,000	$ 2,212,000